Exhibit 99.1

NISSAN AUTO LEASE TRUST 2017-A

Servicer’s Report

Collection Period Start	1-Jan-19	Distribution Date	15-Feb-19
Collection Period End	31-Jan-19	30/360 Days	30
Beg. of Interest Period	15-Jan-19	Actual/360 Days	31
End of Interest Period	15-Feb-19

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,444,959,096.94	818,050,707.77	755,571,321.13	0.5229015
Total Securities		1,444,959,096.94	818,050,707.77	755,571,321.13	0.5229015
Class A-1 Notes	1.300000%	152,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	1.640000%	300,000,000.00	40,959,060.45	6,879,395.01	0.0229313
Class A-2b Notes	2.708940%	250,000,000.00	34,132,550.38	5,732,829.18	0.0229313
Class A-3 Notes	1.910000%	400,000,000.00	400,000,000.00	400,000,000.00	1.0000000
Class A-4 Notes	2.040000%	97,300,000.00	97,300,000.00	97,300,000.00	1.0000000
Certificates	0.000000%	245,659,096.94	245,659,096.94	245,659,096.94	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	34,079,665.44	55,977.38	113.5988848	0.1865913
Class A-2b Notes	28,399,721.20	79,620.94	113.5988848	0.3184838
Class A-3 Notes	0.00	636,666.67	0.0000000	1.5916667
Class A-4 Notes	0.00	165,410.00	0.0000000	1.7000000
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	62,479,386.64	937,674.99

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal					11,206,314.64
Monthly Interest					4,818,373.45

Total Monthly Payments					16,024,688.09
Interest Rate Cap Payments					0.00
Advances:
Aggregate Monthly Payment Advances					427,439.08
Aggregate Sales Proceeds Advance					26,597,917.39

Total Advances					27,025,356.47
Vehicle Disposition Proceeds:
Repurchase Payments					0.00
Recoveries					0.00
Net Liquidation Proceeds (includes Reallocation Payments and Net Auction Proceeds)					49,670,358.49
Excess Wear and Tear and Excess Mileage					509,478.97
Remaining Payoffs					0.00
Net Insurance Proceeds					1,292,209.44
Residual Value Surplus					1,501,441.41

Total Collections					96,023,532.87

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)		Reallocation Payments and Net Auction Proceeds	Net Insurance Sales	Lease Payoffs	Count
Early Termination		27,467,681.15			1,905
Involuntary Repossession		305,173.00			26
Voluntary Repossession		121,752.00			9
Full Termination		11,066,813.00			806
Bankruptcty		84,227.00			6
Insurance Payoff			1,270,798.09		76
Customer Payoff				340,971.49	21
Grounding Dealer Payoff				7,236,826.10	435
Dealer Purchase				1,315,676.25	66

Total		39,045,646.15	1,270,798.09	8,893,473.84	3,350

II. COLLATERAL POOL BALANCE DATA

	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	49,923	999,325,168.00	7.00000%	818,050,707.77
Total Depreciation Received		(14,690,288.28)		(11,834,161.01)
Principal Amount of Gross Losses	(138)	(2,452,442.92)		(1,993,816.58)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(1,940)	(34,712,056.29)		(28,261,432.50)
Scheduled Terminations	(1,479)	(25,125,792.51)		(20,389,976.55)

Pool Balance - End of Period	46,366	922,344,588.00		755,571,321.13
Remaining Pool Balance
Lease Payment				116,791,897.76
Residual Value				638,779,423.37

Total				755,571,321.13

NISSAN AUTO LEASE TRUST 2017-A

Servicer’s Report

III. DISTRIBUTIONS

Total Collections	96,023,532.87
Reserve Amounts Available for Distribution	0.00

Total Available for Distribution	96,023,532.87
1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	562,765.69
3. Reimbursement of Sales Proceeds Advance	24,137,621.88
4. Servicing Fee:
Servicing Fee Due	681,708.92
Servicing Fee Paid	681,708.92
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	25,382,096.49
5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	55,977.38
Class A-2a Notes Monthly Interest Paid	55,977.38
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	79,620.94
Class A-2b Notes Monthly Interest Paid	79,620.94
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	636,666.67
Class A-3 Notes Monthly Interest Paid	636,666.67
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	165,410.00
Class A-4 Notes Monthly Interest Paid	165,410.00
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	937,674.99
Total Note and Certificate Monthly Interest Paid	937,674.99
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	69,703,761.39
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	62,479,386.64
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	62,479,386.64
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	7,224,374.75

NISSAN AUTO LEASE TRUST 2017-A

Servicer’s Report

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			7,224,795.48
Required Reserve Account Amount			21,674,386.46
Beginning Reserve Account Balance			21,674,386.46
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			21,674,386.46
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			7,224,374.75
Gross Reserve Account Balance			28,898,761.21
Remaining Available Collections Released to Seller			7,224,374.75
Total Ending Reserve Account Balance			21,674,386.46

V. POOL STATISTICS

Weighted Average Remaining Maturity			7.73
Monthly Prepayment Speed			92%
Lifetime Prepayment Speed			77%

		$	units
Recoveries of Defaulted and Casualty Receivables		1,927,425.53
Securitization Value of Defaulted Receivables and Casualty Receivables		1,993,816.58	138
Aggregate Defaulted and Casualty Gain (Loss)		(66,391.05)
Pool Balance at Beginning of Collection Period		818,050,707.77
Net Loss Ratio
Current Collection Period		-0.0081%
Preceding Collection Period		0.0279%
Second Preceding Collection Period		0.0087%
Third Preceding Collection Period		-0.0310%
Cumulative Net Losses for all Periods		0.2426%	3,505,216.06

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.60%	4,879,555.48	306
61-90 Days Delinquent	0.24%	1,946,852.49	130
91-120 Days Delinquent	0.09%	717,590.79	48
More than 120 Days	0.01%	48,759.02	4

Total Delinquent Receivables:	0.92%	7,592,757.78	488

		Amount	Number
61+ Days Delinquencies as Percentage of Receivables
Current Collection Period		0.33%	0.36%
Preceding Collection Period		0.23%	0.26%
Second Preceding Collection Period		0.21%	0.22%
Third Preceding Collection Period		0.17%	0.19%
60 Day Delinquent Receivables		3,056,051.21
Delinquency Percentage		0.37%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

		$	units
Aggregate Sales Performance of Auctioned Vehicles
Sales Proceeds		38,534,494.15	2,711
Securitization Value		39,561,577.66	2,711

Aggregate Residual Value Surplus (Loss)		(1,027,083.51)

		$	units
Cumulative Sales Performance of Auctioned Vehicles
Cumulative Sales Proceeds		212,729,269.97	14,441
Cumulative Securitization Value		214,431,874.79	14,441

Cumulative Residual Value Surplus (Loss)		(1,702,604.82)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			34,609,459.47
Reimbursement of Outstanding Advance			24,137,621.88
Additional Advances for current period			26,597,917.39

Ending Balance of Residual Advance			37,069,754.98

Beginning Balance of Payment Advance			1,384,165.57
Reimbursement of Outstanding Payment Advance			562,765.69
Additional Payment Advances for current period			427,439.08

Ending Balance of Payment Advance			1,248,838.96

NISSAN AUTO LEASE TRUST 2017-A

Servicer’s Report

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material modifications, extensions or waivers to Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO

4. Has there been any new issuance of notes or other securities backed by the SUBI Assets?	NO

5. Has there been any material additions, removals or substitutions of SUBI Assets, or repurchases of SUBI Assets?	NO

6. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO